Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Schedule of cash on hand and cash held at bank

	December 31, 2021		December 31, 2022
		USD		USD
(In thousands)	Amount	equivalent	Amount	equivalent
RMB	356,535	55,922	699,666	100,461
USD	66,650	66,650	73,449	73,449
SGD	739	547	2,370	1,760
Hong Kong Dollar	1,413	181	1,223	157
Others	Not applicable	58	Not applicable	1,327
Total		123,358		177,154